Statements of Changes in Net Assets - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operations
Net investment gain/(loss)	$ (3,678,155)	$ (2,852,391)
Net realized gain/(loss) on investments	8
Net change in unrealized fair value on investments	21,104,520	(4,859,940)
Net change in unrealized fair value of warrants (see Note 4)		3,571,824
Net Increase in Net Assets from Operations	17,426,373	(4,140,507)
Total increase/(decrease) in net assets	17,426,373	(4,140,507)
Beginning of period	52,623,533	56,764,040
End of period	$ 70,049,906	$ 52,623,533
Capital Share Activity
Net increase/(decrease) in shares outstanding
Shares outstanding, beginning of period	10,879,905	10,879,905
Shares outstanding, end of period	10,879,905	10,879,905